Loans and borrowings	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Loans and borrowings
13. Loans and borrowings
Long-term debt
The long-term loans and borrowings consist of the following:

		Final maturity (financial year)	As at
Currency	Interest rate		March 31, 2024	March 31, 2023
US dollars	SOFR + 1.20%	2028	56,000	72,000
Sterling Pound	SONIA + 1.25%	2028	83,830	102,381

Total			139,830	174,381
Less: Debt issuance cost			(626)	(975)
Total			139,204	173,406

Current portion of long-term debt			$36,675	$36,118
Long-term debt			$102,529	$137,288
In July 2022, the Company obtained a term loan facility of $80,000 from The Hongkong and Shanghai Banking Corporation Limited, Hong Kong and Citibank N.A., Hong Kong Branch for general corporate purposes. The loan bears interest at a rate equivalent to the secured overnight financing rate (“SOFR”) plus a margin of 1.20% per annum. The Company has pledged its shares of WNS (Mauritius) Limited as security for the loan. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in 10 semi-annual instalments of $8,000 each. On January 9, 2023, July 11, 2023
 and
January 11, 2024 the Company made a scheduled repayment of $8,000 each. As at March 31, 2024, the Company had complied with the financial covenants in all material respects in relation to this loan facility.
In December 2022, the Company obtained a term loan facility of £83,000 ($104,788 based on the exchange rate on March 31, 2024) from The Hongkong and Shanghai Banking Corporation Limited, Hong Kong and Citibank N.A., UK Branch to acquire The Smart Cube. The loan bears interest at a rate equivalent to the Sterling overnight index average (“SONIA”) plus a margin of 1.25% per annum. The Company has pledged its shares of WNS (Mauritius) Limited as security for the loan. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in 10 semi-annual instalments of £8,300 each.
On June 16, 2023 and December 18, 2023 the Company made a scheduled repayment of £
8,300
each. As at March 31, 2024, the Company had complied with the financial covenants in all material respects in relation to this loan facility.
Short-term lines of credit
The Company’s Indian subsidiary, WNS Global Services Private Limited (“WNS Global”), has unsecured lines of credit with banks amounting to $64,624 (based on the exchange rate on March 31, 2024). The Company has established a line of credit in the UK amounting to $37,875 (based on the exchange rate on March 31, 2024). The Company has established a line of credit in North America amounting to $55,000. The Company has also established a line of credit in the Philippines amounting to $15,000. Further, the Company has also established a line of credit in South Africa amounting to $1,585 (based on the exchange rate March 31, 2024).
As at March 31, 2024, WNS North America has utilized $40,000 of its lines of credit.

The loan bears interest at a rate equivalent to the one month Term SOFR plus a margin of 1.65% per annum.